Note 5 - Intangible Assets (Details Textual) - USD ($)	12 Months Ended
	Oct. 31, 2023	Oct. 31, 2022	Oct. 31, 2021
Amortization of Intangible Assets	$ 53,941	$ 51,507	$ 45,511
Finite-Lived Intangible Asset, Expected Amortization, Year One	54,000
Finite-Lived Intangible Asset, Expected Amortization, Year Two	54,000
Finite-Lived Intangible Asset, Expected Amortization, Year Three	54,000
Finite-Lived Intangible Asset, Expected Amortization, Year Four	54,000
Finite-Lived Intangible Asset, Expected Amortization, Year Five	54,000
Finite-Lived Intangible Assets, Gross	868,564	856,167
Finite-Lived Intangible Assets, Accumulated Amortization	$ 313,927	$ 274,417